SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Short-term investments
Short-term investments	$ 333,594	$ 206,470
Deposit
Short-term investments
Annual interest rate, lowest rate (as a percent)	3.50%	7.00%
Annual interest rate, highest rate (as a percent)	9.00%	12.50%
Short-term investments	279,663	38,370
Funds in trust management
Short-term investments
Annual interest rate (as a percent)	9.20%	9.00%
Short-term investments	26,987	20,077
Promissory notes
Short-term investments
Annual interest rate (as a percent)		6.00%
Annual interest rate, lowest rate (as a percent)	5.50%
Annual interest rate, highest rate (as a percent)	7.00%
Short-term investments	26,701	144,572
Other'
Short-term investments
Short-term investments	$ 243	$ 3,451